CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net earnings	$ 9,154	$ 8,879	$ 7,498
Other comprehensive earnings (losses), net of income taxes:
Currency translation adjustments, net of income taxes of $6 in 2012, $10 in 2011 and ($107) in 2010	15	(852)	(43)
Change in net loss and prior service cost:
Net losses and prior service costs, net of income taxes of $144 in 2012, $148 in 2011 and $43 in 2010	(943)	(1,031)	(318)
Less amortization of net losses, prior service costs and net transition costs, net of income taxes of ($37) in 2012, ($23) in 2011 and ($20) in 2010	160	94	76
Change in fair value of derivatives accounted for as hedges:
(Gains)/losses transferred to earnings, net of income taxes of $3 in 2012, ($2) in 2011 and ($3) in 2010	(22)	18	33
Gains/(losses) recognized, net of income taxes of ($14) in 2012, ($1) in 2011 and $6 in 2010	99	(5)	(50)
Change in fair value of equity securities	0	(1)	(10)
Total other comprehensive losses	(691)	(1,777)	(312)
Total comprehensive earnings	8,463	7,102	7,186
Less comprehensive earnings attributable to:
Noncontrolling interests	210	137	208
Redeemable noncontrolling interest	194	97	42
Comprehensive earnings attributable to PMI	$ 8,059	$ 6,868	$ 6,936